Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Other Intangible Assets [Line Items]
Goodwill		$ 4,471,084	$ 4,464,329	$ 4,512,700
Amortization expense on intangible assets		302,788	288,160	414,125
Impairment charges		17,000	0	39,000
Coherent, Inc.
Goodwill and Other Intangible Assets [Line Items]
Indefinite-lived intangibles acquired	$ 430,000
Cost of Sales
Goodwill and Other Intangible Assets [Line Items]
Impairment charges		$ 14,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Cost of goods sold
Research and development
Goodwill and Other Intangible Assets [Line Items]
Impairment charges		$ 3,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]		Research and development
Minimum
Goodwill and Other Intangible Assets [Line Items]
Amortization period of intangible assets		1 year
Maximum
Goodwill and Other Intangible Assets [Line Items]
Amortization period of intangible assets		20 years
Technology and Customer Lists
Goodwill and Other Intangible Assets [Line Items]
Impairment charges				25,000
Technology and Customer Lists | Cost of Sales
Goodwill and Other Intangible Assets [Line Items]
Impairment charges				$ 8,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]				Cost of goods sold
Technology and Customer Lists | Selling, General and Administrative Expenses
Goodwill and Other Intangible Assets [Line Items]
Impairment charges				$ 18,000
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]				Selling, general and administrative
Technology
Goodwill and Other Intangible Assets [Line Items]
Weighted-average remaining life of intangible assets		116 months
Technology | Minimum
Goodwill and Other Intangible Assets [Line Items]
Amortization period of intangible assets		60 months
Technology | Maximum
Goodwill and Other Intangible Assets [Line Items]
Amortization period of intangible assets		240 months
Customer Lists
Goodwill and Other Intangible Assets [Line Items]
Weighted-average remaining life of intangible assets		138 months
Customer Lists | Minimum
Goodwill and Other Intangible Assets [Line Items]
Amortization period of intangible assets		60 months
Customer Lists | Maximum
Goodwill and Other Intangible Assets [Line Items]
Amortization period of intangible assets		192 months
Trade Names
Goodwill and Other Intangible Assets [Line Items]
Impairment charges				$ 14,000
Industrial
Goodwill and Other Intangible Assets [Line Items]
Goodwill		$ 3,320,514	3,317,032	3,363,491
Impairment charges				16,000
Datacenter & Communications
Goodwill and Other Intangible Assets [Line Items]
Goodwill		1,150,570	$ 1,147,297	1,149,209
Impairment charges				$ 23,000
Previously Reported | Networking Segment
Goodwill and Other Intangible Assets [Line Items]
Goodwill		1,038,000
Previously Reported | Materials Segment
Goodwill and Other Intangible Assets [Line Items]
Goodwill		241,000
Previously Reported | Lasers Segment
Goodwill and Other Intangible Assets [Line Items]
Goodwill		$ 3,191,000